SUPPLEMENT TO THE

FIDELITY® MASSACHUSETTS MUNICIPAL MONEY MARKET FUND
SPARTAN® MASSACHUSETTS MUNICIPAL MONEY MARKET FUND
and
SPARTAN MASSACHUSETTS MUNICIPAL INCOME FUND

March 25, 2002

STATEMENT OF ADDITIONAL INFORMATION

The following information supplements the information found in the "Investment Policies and Limitations" section beginning on page 2.

Swap Agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a fund's exposure to long- or short-term interest rates, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift a fund's investment exposure from one type of investment to another. For example, if the fund agreed to pay fixed rates in exchange for floating rates while holding fixed-rate bonds, the swap would tend to decrease the fund's exposure to long-term interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund's investments and its share price and yield.

The most significant factor in the performance of swap agreements is the change in the specific interest rate, or other factors that determine the amounts of payments due to and from a fund. If a swap agreement calls for payments by the fund, the fund must be prepared to make such payments when due. In addition, if the counterparty's creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses. A fund may be able to eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.

The following information replaces similar information found in the "Distributions and Taxes" section on page 37.

Generally, each fund purchases municipal securities whose interest, in the opinion of the issuer's bond counsel, is free from federal income tax. FMR does not guarantee that this opinion is correct and there is no assurance that the IRS will agree with bond counsel's opinion. Issuers or other parties generally enter into covenants requiring continuing compliance with federal tax requirements to preserve the tax-free status of interest payments over the life of the security. If at any time the covenants are not complied with, or if the IRS otherwise determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable retroactive to the date the security was issued. For certain types of structured securities, the tax status of the pass-through of tax-free income may also be based on the federal and state tax treatment of the structure.

Effective March 1, 2002, Robert A. Dwight no longer serves as Treasurer of the Fidelity funds. The following information has been removed from under the heading "Executive Officers" in the "Trustees and Officers" section on page 41.

MASB-02-02 October 30, 2002
1.475751.110

Robert A. Dwight (43)

Year of Election or Appointment: 2000

Treasurer of Massachusetts Municipal Money Market, Spartan® Massachusetts Municipal Money Market, and Spartan Massachusetts Municipal Income. Mr. Dwight also serves as Treasurer of other Fidelity funds (2000) and Vice President of FMR (2000). Prior to becoming Treasurer of the Fidelity funds, he served as President of Fidelity Accounting and Custody Services (FACS). He also served as Vice President of FMR Co., Inc. (2001). Before joining Fidelity, Mr. Dwight was Senior Vice President of fund accounting for The Boston Company.

Effective March 18, 2002, Maria F. Dwyer serves as Treasurer of the Fidelity funds. The following information replaces the similar information found under the heading "Executive Officers" in the "Trustees and Officers" section on page 41.

Maria F. Dwyer (43)

Year of Election or Appointment: 2002

Treasurer of Massachusetts Municipal Money Market, Spartan Massachusetts Municipal Money Market, and Spartan Massachusetts Municipal Income. She also serves as Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Effective July 18, 2002, Charles S. Morrison serves as Vice President of Spartan Massachusetts Municipal Income Fund. The following information supplements the information found under the heading "Executive Officers" in the "Trustees and Officers" section beginning on page 40.

Charles S. Morrison (41)

Year of Election or Appointment: 2002

Vice President of Spartan Massachusetts Municipal Income. Mr. Morrison also serves as Vice President of Fidelity's Bond Funds (2002), and Vice President of certain Asset Allocation and Balanced Funds (2002). He serves as Vice President (2002) and Bond Group Leader (2002) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002) and FMR (2002). Mr. Morrison joined Fidelity in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

Effective July 18, 2002, Francis V. Knox, Jr. serves as Assistant Treasurer of the Fidelity funds. The following information supplements the information found under the heading "Executive Officers" in the "Trustees and Officers" section beginning on page 40.

Francis V. Knox, Jr. (55)

Year of Election or Appointment: 2002

Assistant Treasurer of Massachusetts Municipal Money Market, Spartan Massachusetts Municipal Money Market, and Spartan Massachusetts Municipal Income. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), Compliance Officer of FMR Corp., and Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002) and Fidelity Management & Research (Far East) Inc. (1991-2002).

Effective July 18, 2002, David L. Murphy serves as Vice President of Fidelity® Massachusetts Municipal Money Market Fund and Spartan Massachusetts Municipal Money Market Fund, and no longer serves as Vice President of Spartan Massachusetts Municipal Income Fund. The following information replaces the similar information found under the heading "Executive Officers" in the "Trustees and Officers" section on page 41.

David L. Murphy (54)

Year of Election or Appointment: 2002

Vice President of Massachusetts Municipal Money Market and Spartan Massachusetts Municipal Money Market. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002). He serves as Senior Vice President (2000) and Money Market Group Leader (2002) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also Vice President of FIMM (2000) and FMR (1998). Previously, Mr. Murphy served as Bond Group Leader (2000-2002) and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002). Mr. Murphy joined Fidelity in 1989 as a portfolio manager in the Bond Group.

Effective July 18, 2002, Boyce I. Greer no longer serves as Vice President of Fidelity Massachusetts Money Market Fund and Spartan Massachusetts Municipal Money Market Fund. The following information has been removed from under the heading "Executive Officers" in the "Trustees and Officers" section on page 41.

Boyce I. Greer (45)

Year of Election or Appointment: 1997

Vice President of Massachusetts Municipal Money Market and Spartan Massachusetts Municipal Money Market. He serves as Executive Vice President of Fidelity's Fixed-Income Division (2000), Vice President and Group Leader of Fidelity's Money Market Funds (1997), Senior Vice President of FMR (1997), and Vice President of FIMM (1998). Previously, Mr. Greer served as Vice President and Group Leader of Fidelity's Municipal Fixed-Income Investments (1995-1997) and Vice President and Group Leader of Fidelity's Municipal Bond Funds (2000).

Effective July 18, 2002, Paul F. Maloney no longer serves as Assistant Treasurer of the Fidelity funds. The following information has been removed from under the heading "Executive Officers" in the "Trustees and Officers" section on page 42.

Paul F. Maloney (52)

Year of Election or Appointment: 2001

Assistant Treasurer of Massachusetts Municipal Money Market, Spartan Massachusetts Municipal Money Market, and Spartan Massachusetts Municipal Income. Mr. Maloney also serves as Assistant Treasurer of other Fidelity funds (2001) and is an employee of FMR. Previously, Mr. Maloney served as Vice President of Fidelity Reporting, Accounting and Pricing Services (FRAPS).